17. Basic and Diluted Loss per Share: Earnings per share (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Earnings per share

	2024	2023	2022
	$	$	$
Net Loss for the year	(6,850,918)	(15,462,945)	(9,446,454)
	#	#	#
Basic weighted-average number of shares outstanding	20,238,794	18,033,851	15,884,041
Assumed conversion of dilutive stock options and warrants	-	-	-
Diluted weighted-average number of shares outstanding	20,238,794	18,033,851	15,884,041
	$	$	$
Basic and diluted loss per share	(0.34)	(0.85)	(0.60)